Loans Receivable and Allowance for Loan Losses (Changes in the Accretable Yield for Purchased Credit Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
Balance at beginning of period	$ 171	$ 329
Accretion	(95)	(67)
Reclassification and other		(91)
Balance at end of period	$ 76	$ 171